UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-06128)

Exact name of registrant as specified in charter:	Putnam Multi- Cap Growth Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2015

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments:

Putnam Multi-Cap Growth Fund

The fund's portfolio
9/30/14 (Unaudited)

COMMON STOCKS (98.6%)(a)
			Shares	Value

Aerospace and defense (5.0%)

Astronics Corp.(NON)(S)			226,728	$10,810,391

General Dynamics Corp.			304,300	38,673,487

Honeywell International, Inc.			787,400	73,322,688

Precision Castparts Corp.			91,900	21,769,272

Rockwell Collins, Inc.(S)			242,500	19,036,250

United Technologies Corp.			330,500	34,900,800

				198,512,888
Airlines (1.2%)

Delta Air Lines, Inc.			538,400	19,463,160

Spirit Airlines, Inc.(NON)			382,300	26,432,222

				45,895,382
Automobiles (0.4%)

Tesla Motors, Inc.(NON)(S)			59,300	14,390,924

				14,390,924
Banks (1.2%)

Bank of America Corp.			990,000	16,879,500

Bank of Ireland (Ireland)(NON)			38,507,340	15,084,725

PacWest Bancorp			416,100	17,155,803

				49,120,028
Beverages (1.2%)

Coca-Cola Enterprises, Inc.			29,168	1,293,892

Monster Beverage Corp.(NON)			137,900	12,641,293

PepsiCo, Inc.			358,200	33,344,838

				47,280,023
Biotechnology (7.3%)

Aegerion Pharmaceuticals, Inc.(NON)(S)			119,300	3,982,234

Alkermes PLC(NON)			317,400	13,606,938

AMAG Pharmaceuticals, Inc.(NON)			344,500	10,992,995

Biogen Idec, Inc.(NON)			117,800	38,969,418

BioMarin Pharmaceutical, Inc.(NON)			194,600	14,042,336

Celgene Corp.(NON)			456,868	43,301,949

Cubist Pharmaceuticals, Inc.(NON)(S)			531,011	35,227,270

Gilead Sciences, Inc.(NON)			901,533	95,968,188

Inovio Pharmaceuticals, Inc.(NON)(S)			407,100	4,009,935

Neuralstem, Inc.(NON)(S)			2,365,294	7,758,164

Vertex Pharmaceuticals, Inc.(NON)			200,879	22,560,720

				290,420,147
Building products (0.5%)

Assa Abloy AB Class B (Sweden)			270,443	13,868,584

NCI Building Systems, Inc.(NON)			303,100	5,880,140

				19,748,724
Capital markets (2.1%)

Carlyle Group LP (The)			429,633	13,086,621

Charles Schwab Corp. (The)			1,252,600	36,813,914

FXCM, Inc. Class A			127,700	2,024,045

Greenhill & Co., Inc.			225,700	10,492,793

KKR & Co. LP			566,300	12,628,490

WisdomTree Investments, Inc.(NON)(S)			636,900	7,247,922

				82,293,785
Chemicals (3.7%)

Air Products & Chemicals, Inc.			106,000	13,799,080

Axiall Corp.			502,600	17,998,106

Chemtura Corp.(NON)			882,400	20,586,392

Dow Chemical Co. (The)			386,100	20,247,084

Huntsman Corp.			745,500	19,375,545

Monsanto Co.			244,100	27,463,691

Symrise AG (Germany)			283,556	15,073,154

W.R. Grace & Co.(NON)			149,200	13,568,248

				148,111,300
Commercial services and supplies (1.0%)

KAR Auction Services, Inc.			513,174	14,692,172

MiX Telematics, Ltd. ADR (South Africa)(NON)			290,613	2,714,325

Tyco International, Ltd.			468,290	20,871,685

				38,278,182
Communications equipment (0.3%)

Qualcomm, Inc.			157,635	11,786,369

				11,786,369
Consumer finance (0.5%)

American Express Co.			211,500	18,514,710

				18,514,710
Containers and packaging (0.7%)

Packaging Corp. of America			211,700	13,510,694

Sealed Air Corp.			410,079	14,303,556

				27,814,250
Diversified consumer services (0.2%)

Bright Horizons Family Solutions, Inc.(NON)			186,151	7,829,511

				7,829,511
Diversified financial services (0.8%)

CME Group, Inc.			386,600	30,910,603

				30,910,603
Diversified telecommunication services (0.1%)

Iridium Communications, Inc.(NON)(S)			676,206	5,984,423

				5,984,423
Electrical equipment (0.8%)

AMETEK, Inc.			377,500	18,954,275

Eaton Corp PLC			212,500	13,466,125

				32,420,400
Electronic equipment, instruments, and components (1.6%)

Anixter International, Inc.			267,218	22,670,775

Hollysys Automation Technologies, Ltd. (China)(NON)			670,600	15,081,794

SYNNEX Corp.(NON)(S)			371,800	24,029,434

				61,782,003
Energy equipment and services (2.5%)

Aker Solutions ASA (Norway)			195,944	787,491

Aker Solutions ASA 144A (Norway)(NON)			650,255	6,477,500

Dril-Quip, Inc.(NON)			153,900	13,758,660

Halliburton Co.			732,300	47,240,673

Oil States International, Inc.(NON)			127,292	7,879,375

Schlumberger, Ltd.			219,800	22,351,462

				98,495,161
Food and staples retail (1.8%)

Costco Wholesale Corp.			159,300	19,963,476

CVS Health Corp.			647,500	51,534,525

				71,498,001
Food products (0.8%)

Mead Johnson Nutrition Co.			249,671	24,023,344

Pinnacle Foods, Inc.			182,625	5,962,706

S&W Seed Co.(NON)(S)			353,129	1,497,267

				31,483,317
Health-care equipment and supplies (2.9%)

AtriCure, Inc.(NON)			253,576	3,732,639

GenMark Diagnostics, Inc.(NON)(S)			920,982	8,261,209

Medtronic, Inc.			478,100	29,618,295

Spectranetics Corp. (The)(NON)(S)			651,500	17,310,355

Tornier NV (Netherlands)(NON)			717,350	17,144,665

TransEnterix, Inc.(NON)			947,645	4,131,732

Zimmer Holdings, Inc.			335,600	33,744,580

				113,943,475
Health-care providers and services (0.3%)

Premier, Inc. Class A(NON)			333,500	10,958,810

				10,958,810
Health-care technology (0.2%)

Castlight Health, Inc. Class B(NON)(S)			181,500	2,348,610

Medidata Solutions, Inc.(NON)(S)			163,000	7,219,270

				9,567,880
Hotels, restaurants, and leisure (4.0%)

Bloomin' Brands, Inc.(NON)			696,990	12,782,797

Dunkin' Brands Group, Inc.			401,000	17,972,820

Hilton Worldwide Holdings, Inc.(NON)			2,033,903	50,095,031

Intrawest Resorts Holdings, Inc.(NON)			488,273	4,721,600

Melco Crown Entertainment, Ltd. ADR (Hong Kong)(S)			929,600	24,439,184

Wyndham Worldwide Corp.			587,269	47,721,479

				157,732,911
Household durables (1.9%)

Panasonic Corp. (Japan)			1,727,300	20,563,687

PulteGroup, Inc.			1,655,200	29,230,832

Whirlpool Corp.			186,700	27,192,855

				76,987,374
Household products (0.3%)

Colgate-Palmolive Co.			182,200	11,883,084

				11,883,084
Independent power and renewable electricity producers (0.5%)

Calpine Corp.(NON)			917,636	19,912,701

				19,912,701
Industrial conglomerates (0.7%)

Siemens AG (Germany)			246,517	29,381,485

				29,381,485
Insurance (1.4%)

American International Group, Inc.			257,700	13,920,954

Hartford Financial Services Group, Inc. (The)			788,300	29,364,175

Prudential PLC (United Kingdom)			617,095	13,706,169

				56,991,298
Internet and catalog retail (3.6%)

Amazon.com, Inc.(NON)			149,677	48,261,852

Bigfoot GmbH (acquired 8/2/13, cost $3,495,144) (Private) (Brazil)(F)(RES)(NON)			159	2,160,833

Groupon, Inc.(NON)(S)			1,075,600	7,185,008

HSN, Inc.			303,200	18,607,384

Priceline Group, Inc. (The)(NON)			49,490	57,338,124

Zalando SE (acquired 9/30/13, cost $6,098,442) (Private) (Germany)(F)(RES)(NON)			254,320	6,215,588

Zalando SE (Germany)(NON)			87,773	2,383,527

				142,152,316
Internet software and services (9.9%)

Alibaba Group Holding, Ltd. ADR (China)(NON)			514,752	45,735,715

Baidu, Inc. ADR (China)(NON)			108,700	23,721,601

eBay, Inc.(NON)			244,500	13,846,035

Facebook, Inc. Class A(NON)			1,495,000	118,164,800

Google, Inc. Class A(NON)			146,348	86,112,627

Google, Inc. Class C(NON)			158,748	91,654,745

Twitter, Inc.(NON)			252,200	13,008,476

				392,243,999
IT Services (1.8%)

Visa, Inc. Class A(S)			340,900	72,737,833

				72,737,833
Life sciences tools and services (1.2%)

Agilent Technologies, Inc.			479,700	27,333,306

Thermo Fisher Scientific, Inc.			151,853	18,480,510

				45,813,816
Machinery (1.4%)

Middleby Corp. (The)(NON)			185,500	16,348,115

Pall Corp.			275,100	23,025,870

Wabtec Corp.			193,800	15,705,552

				55,079,537
Marine (0.5%)

Kirby Corp.(NON)			166,100	19,574,885

				19,574,885
Media (3.6%)

CBS Corp. Class B (non-voting shares)			138,000	7,383,000

Comcast Corp. Class A			1,024,527	55,099,062

DISH Network Corp. Class A(NON)			185,100	11,953,758

Liberty Global PLC Ser. C (United Kingdom)			430,000	17,636,450

Liberty Global PLC Ser. A (United Kingdom)(NON)			414,800	17,645,592

Live Nation Entertainment, Inc.(NON)			1,306,100	31,372,522

				141,090,384
Metals and mining (0.5%)

Constellium NV Class A (Netherlands)(NON)			506,734	12,470,724

Reliance Steel & Aluminum Co.			127,300	8,707,320

				21,178,044
Oil, gas, and consumable fuels (4.2%)

Cabot Oil & Gas Corp.			297,000	9,708,930

Cheniere Energy, Inc.(NON)			174,100	13,933,223

EOG Resources, Inc.			311,500	30,844,730

EP Energy Corp. Class A(NON)			477,100	8,339,708

Gaztransport Et Technigaz SA (France)			340,787	20,159,138

Gulfport Energy Corp.(NON)			355,800	18,999,720

Kodiak Oil & Gas Corp.(NON)			1,044,847	14,178,574

QEP Resources, Inc.			523,300	16,107,174

Scorpio Tankers, Inc.(S)			784,670	6,520,608

Suncor Energy, Inc. (Canada)			736,086	26,638,301

				165,430,106
Personal products (0.9%)

Coty, Inc. Class A			1,118,000	18,502,900

Estee Lauder Cos., Inc. (The) Class A			216,100	16,146,992

				34,649,892
Pharmaceuticals (4.5%)

AbbVie, Inc.			395,300	22,832,528

Actavis PLC(NON)			219,200	52,888,576

Allergan, Inc.			161,853	28,840,586

AstraZeneca PLC ADR (United Kingdom)			216,800	15,488,192

Bristol-Myers Squibb Co.			412,200	21,096,396

Cardiome Pharma Corp. (Canada)(NON)			457,745	4,087,663

Jazz Pharmaceuticals PLC(NON)			215,367	34,579,326

				179,813,267
Professional services (0.2%)

TrueBlue, Inc.(NON)			374,500	9,459,870

				9,459,870
Real estate investment trusts (REITs) (0.5%)

Altisource Residential Corp.(R)			282,339	6,776,136

American Tower Corp.(R)			136,502	12,780,682

				19,556,818
Real estate management and development (0.4%)

RE/MAX Holdings, Inc. Class A			512,939	15,249,676

				15,249,676
Road and rail (2.0%)

Genesee & Wyoming, Inc. Class A(NON)			106,825	10,181,491

Old Dominion Freight Line, Inc.(NON)			68,700	4,852,968

Union Pacific Corp.			583,000	63,208,860

				78,243,319
Semiconductors and semiconductor equipment (2.8%)

Freescale Semiconductor, Ltd.(NON)(S)			742,895	14,508,739

Lam Research Corp.			345,666	25,821,250

Maxim Integrated Products, Inc.			590,500	17,856,720

Micron Technology, Inc.(NON)			1,530,173	52,423,727

				110,610,436
Software (5.2%)

Activision Blizzard, Inc.			854,200	17,758,818

Cadence Design Systems, Inc.(NON)			797,900	13,731,859

Manhattan Associates, Inc.(NON)			225,219	7,526,819

Microsoft Corp.			1,091,900	50,620,484

Oracle Corp.			909,600	34,819,488

Red Hat, Inc.(NON)			527,600	29,624,740

SS&C Technologies Holdings, Inc.(NON)			283,620	12,448,082

Symantec Corp.			415,500	9,768,405

TiVo, Inc.(NON)			2,246,119	28,739,093

				205,037,788
Specialty retail (1.9%)

Five Below, Inc.(NON)(S)			285,693	11,316,300

Gap, Inc. (The)			329,900	13,753,531

Home Depot, Inc. (The)			331,400	30,402,636

TJX Cos., Inc. (The)			334,944	19,818,636

				75,291,103
Technology hardware, storage, and peripherals (5.3%)

Apple, Inc.			1,675,132	168,769,549

EMC Corp.			532,700	15,586,802

SanDisk Corp.(S)			182,455	17,871,467

Western Digital Corp.			81,800	7,960,776

				210,188,594
Textiles, apparel, and luxury goods (1.7%)

Michael Kors Holdings, Ltd.(NON)			205,400	14,663,506

NIKE, Inc. Class B			391,000	34,877,200

Tumi Holdings, Inc.(NON)(S)			943,000	19,190,050

				68,730,756
Tobacco (0.3%)

Philip Morris International, Inc.			144,700	12,067,980

				12,067,980
Wireless telecommunication services (0.3%)

Vodafone Group PLC ADR (United Kingdom)			424,727	13,969,271

				13,969,271

Total common stocks (cost $3,192,698,628)				$3,908,098,839

U.S. TREASURY OBLIGATIONS (0.1%)(a)
			Principal amount	Value

U.S. Treasury Bonds 5s, May 15, 2037(i)			$410,000	$548,855

U.S. Treasury Inflation Protected Securities 3 7/8s, April 15, 2029(i)			349,284	499,832

U.S. Treasury Notes
3 1/2s May 15, 2020(i)			390,000	427,889
2 1/4s July 31, 2021(i)			326,000	328,341
1 1/4s November 30, 2018(i)			175,000	173,329
2 1/8s, August 15, 2021(i)			113,000	112,748

Total U.S. treasury obligations (cost $2,090,994)				$2,090,994

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Citigroup, Inc.	1/4/19	$106.10	1,682,858	$1,598,715

Neuralstem, Inc. Ser. J (acquired 1/3/14, cost $—)(F)(RES)	1/3/19	3.64	721,455	—

Total warrants (cost $1,699,687)				$1,598,715

CONVERTIBLE PREFERRED STOCKS (—%)(a)
			Shares	Value

UNEXT.com, LLC zero % cv. pfd. (acquired 4/14/00, cost $10,451,238) (Private)(F)(RES)(NON)			125,000	$—

Total convertible preferred stocks (cost $10,451,238)				$—

SHORT-TERM INVESTMENTS (6.0%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.16%(d)		Shares	187,341,870	$187,341,870

Putnam Short Term Investment Fund 0.06%(AFF)		Shares	45,423,725	45,423,725

SSgA Prime Money Market Fund 0.01%(P)		Shares	90,000	90,000

U.S. Treasury Bills with an effective yield of zero% February 19, 2015(i)			$433,000	432,957

U.S. Treasury Bills with an effective yield of 0.10%, January 8, 2015(SEGSF)			3,998,000	3,997,808

U.S. Treasury Bills with an effective yield of 0.03%, October 16, 2014			390,000	389,995

U.S. Treasury Bills with an effective yield of 0.04%, October 23, 2014			1,770,000	1,769,959

Total short-term investments (cost $239,445,401)				$239,446,314

TOTAL INVESTMENTS

Total investments (cost $3,446,385,948)(b)				$4,151,234,862

FORWARD CURRENCY CONTRACTS at 9/30/14 (aggregate face value $80,560,413) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	Japanese Yen	Sell	11/19/14	$19,746,931	$22,278,249	$2,531,318
JPMorgan Chase Bank N.A.
	Euro	Sell	12/17/14	10,133,138	10,440,597	307,459
UBS AG
	Euro	Sell	12/17/14	45,945,004	47,841,567	1,896,563

Total						$4,735,340

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/14 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Deutsche Bank AG
units	296,764	$—	8/12/15	(3 month USD-LIBOR-BBA plus 0.36%)	A basket (DBCTP15P) of common stocks	$20,180
JPMorgan Chase Bank N.A.
baskets	96,185	—	7/16/15	(3 month USD-LIBOR-BBA plus 30 bp)	A basket (JPCMPTMD) of common stocks	(11,873)

Total		$—	$8,307

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
bp	Basis Points

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2014 through September 30, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $3,964,564,043.
(b)	The aggregate identified cost on a tax basis is $3,446,210,416, resulting in gross unrealized appreciation and depreciation of $807,165,456 and $102,141,010, respectively, or net unrealized appreciation of $705,024,446.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $8,376,421, or 0.2% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$53,391,813	$181,693,545	$189,661,633	$6,976	$45,423,725
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $187,341,870, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $181,369,428. Certain of these securities were sold prior to the close of the reporting period.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to gain exposure to specific markets or countriesand to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $1,698,956 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$652,881,644	$22,947,214	$8,376,421
Consumer staples	208,862,297	—	—
Energy	242,978,638	20,946,629	—
Financials	243,846,024	28,790,894	—
Health care	650,517,395	—	—
Industrials	483,344,603	43,250,069	—
Information technology	1,064,387,022	—	—
Materials	182,030,440	15,073,154	—
Telecommunication services	19,953,694	—	—
Utilities	19,912,701	—	—
Total common stocks	3,768,714,458	131,007,960	8,376,421
Convertible preferred stocks	—	—	—**
U.S. treasury obligations	—	2,090,994	—
Warrants	1,598,715	—	—
Short-term investments	45,513,725	193,932,589	—

Totals by level	$3,815,826,898	$327,031,543	$8,376,421

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$4,735,340	$—
Total return swap contracts	—	8,307	—

Totals by level	$—	$4,743,647	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
** Value of level 3 security is $—.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in Note 1) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$4,735,340	$—
Equity contracts	1,618,895	11,873

Total	$6,354,235	$11,873

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$116,000,000
OTC total return swap contracts (notional)		$43,100,000
Warrants (number of warrants)		2,400,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Barclays Bank PLC	Deutsche Bank AG	JPMorgan Chase Bank N.A.	UBS AG	Total

	Assets:
	OTC Total return swap contracts*#	$–	$ 20,180	$–	$–	$20,180
	Forward currency contracts#	2,531,318	–	307,459	1,896,563	4,735,340

	Total Assets	$2,531,318	$20,180	$307,459	$1,896,563	$4,755,520

	Liabilities:
	OTC Total return swap contracts*#	–	–	11,873	–	11,873
	Forward currency contracts#	–	–	–	–	–

	Total Liabilities	$–	$–	$11,873	$–	$11,873

	Total Financial and Derivative Net Assets	$2,531,318	$20,180	$295,586	$1,896,563	$4,743,647
	Total collateral received (pledged)##†	$2,523,951	$(2,320,000)	$90,000	$1,698,956
	Net amount	$7,367	$2,340,180	$205,586	$197,607

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Multi- Cap Growth Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 26, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 26, 2014